Stockholders' Equity and Regulatory Matters (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Preferred Stock, Authorized		500,000	500,000
Preferred Stock Par Value		$ 0	$ 0
Preferred Stock, Issued		0	0
Shares Available For Issuance Under Dividend Reinvestment Plan		141,887
Remaining Number of Shares Authorized Under Repurchase Program		178,279
Undistributed Earnings of Subsidiary, Available for Distribution		$ 33,218
Shares issued during period under employee stock purchase plans	555,555	3,764	3,242	3,497
Treasury Stock [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Shares Repurchased Under Repurchase Program		49,370	3,504	12,322